Income and other taxes - Net deferred income tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	$ (164,091)	$ (153,639)	$ (223,757)
Deferred tax assets	102,341	137,341	61,881
Deferred tax liabilities	(266,432)	(290,980)	$ (285,638)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(403,705)	(419,982)
Deferred tax assets	(189,368)	(197,931)
Deferred tax liabilities	(214,337)	(222,051)
Repatriation taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(87,239)	(85,364)
Deferred tax assets	0	0
Deferred tax liabilities	(87,239)	(85,364)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(11,670)	(19,956)
Deferred tax assets	(3,740)	(4,981)
Deferred tax liabilities	(7,930)	(14,975)
Temporary differences including temporary differences with liability balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(502,614)	(525,302)
Deferred tax assets	(193,108)	(202,912)
Deferred tax liabilities	(309,506)	(322,390)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	244,576	280,931
Deferred tax assets	244,576	280,931
Deferred tax liabilities	0	0
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	19,920	8,590
Deferred tax assets	2,946	935
Deferred tax liabilities	16,974	7,655
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	74,027	82,142
Deferred tax assets	47,927	58,387
Deferred tax liabilities	26,100	23,755
Temporary differences including temporary differences with asset balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	338,523	371,663
Deferred tax assets	295,449	340,253
Deferred tax liabilities	$ 43,074	$ 31,410